Deferred Income Tax - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Amount of tax losses	$ 1.4	$ 1.7
Deferred tax assets expiration year	2025	2024
Investments in subsidiaries	$ 10.9	$ 9.3
After one year but not more than five years [member]
Statement [line items]
Amount of tax losses	0.1	0.2
After 5 years [member]
Statement [line items]
Amount of tax losses	$ 0.3	$ 0.2